Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	61 Months Ended
		May 31, 2026	May 31, 2026	May 31, 2026 [2]
Capital Group Central Corporate Bond Fund (Class M)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Group Central Corporate Bond Fund — Class M
Average Annual Return, Percent	[1]	5.81%	0.62%	0.60%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[3]	5.13%	0.17%	0.20%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class M shares were first offered on April 23, 2021.
[3]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.